Balance Sheets (Parenthetical) - ¥ / shares	Mar. 31, 2025	Jan. 07, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary share, par value	¥ 1.7	¥ 1.7	¥ 1.7
Ordinary share, shares authorized	168,000,000	168,000,000	168,000,000
Ordinary share, shares, issued	42,210,000	42,210,000	42,210,000
Ordinary share, shares, outstanding	42,210,000		42,210,000